REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total long-lived assets, net	$ 20,271	$ 10,885
Israel
Property, Plant and Equipment [Line Items]
Total long-lived assets, net	11,537	8,829
United States
Property, Plant and Equipment [Line Items]
Total long-lived assets, net	6,800	1,778
Rest of world
Property, Plant and Equipment [Line Items]
Total long-lived assets, net	$ 1,934	$ 278